Additional Disclosures in the Statement of Cash Flows - Summary of Additional Information on Operational Cash Flows Interest (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of details of cash flows from operating activities [line items]
Interest paid	$ (23,453,005)	$ (17,301,779)
Interest collected	$ 74,300,282	$ 54,690,035